Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Properties And Equipment [Abstract]
Schedule of Properties and Equipment

	December 31,
	2018	2017
Land	$7,964	$7,108
Buildings and building improvements	96,361	85,570
Transportation equipment	51,559	47,243
Machinery and equipment	111,183	99,234
Computer software	49,928	47,840
Furniture and fixtures	72,898	74,191
Projects under development	20,510	11,882
Total properties and equipment	410,403	373,068
Less accumulated depreciation	(248,370)	(230,034)
Net properties and equipment	$162,033	$143,034